Taxes, fees and contributions payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Fees And Contributions Payable
Schedule of taxes fees and contributions payable

	2023	2022

Taxes, fees and contributions payable	3,058,718	2,291,267

Value-added tax on sales and services - ICMS	249,485	222,120
ANATEL’s taxes and fees(i)	2,563,784	1,798,967
Imposto sobre Serviço (Service tax) - ISS	67,765	65,664
PIS / COFINS	49,312	102,157
Other (ii)	128,372	102,359

Current portion	(3,048,115)	(2,277,727)
Non-current portion	10,603	13,540

(i)	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes, such as TFF, Condecine and CFRP, in the amount of R$ 790 million, to August 31, 2020.